EQUITY (Details 4) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 448
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52)
Net other comprehensive income (loss) before tax, currency translation adjustments	396
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0
Net other comprehensive income (loss) after tax, currency translation adjustment	396
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	90
Gains on marketable securities, included in financial expenses - net	(35)
Net other comprehensive income (loss) before tax, available-for-sale-securities	55
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	(1)
Net other comprehensive income (loss) after tax, available-for-sale-securities	54
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	2
Loss on derivative financial instruments, included in net revenues	6
Net other comprehensive income (Loss) before tax, cash flow hedges	8
Income tax related to items of other comprehensive income (loss), cash flow hedges
Net other comprehensive income (loss) after tax, cash flow hedges	8
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	(9)
Loss on defined benefit plans, included in various statement of income items	1
Net other comprehensive income (loss) before tax, defined benefit plan	(8)
Income tax related to items of other comprehensive income (loss), defined benefit plan	(5)
Net other comprehensive income (loss) after tax, defined benefit plan	(13)
Other comprehensive income (loss) before reclassifications	531
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	(52)
Gains on marketable securities, included in financial expenses - net	(35)
Loss on derivative financial instruments, included in net revenues	6
Loss on defined benefit plans, included in various statement of income items	1
Amounts reclassified from accumulated other comprehensive loss before tax	(80)
Net other comprehensive income (loss) before tax	451
Income tax related to items of other comprehensive income (loss)	(6)
Net other comprehensive income (loss) after tax	$ 445